Intangible assets, net	6 Months Ended
Mar. 31, 2026
Intangible assets, net
Intangible assets, net

Note 10 – Intangible assets, net

The Company completed its acquisition of Blessing Logistics Ltd (“Blessing Logistics”) on March 31, 2026. Blessing Logistics has an export heavy crude oil license with expiry date as of December 31, 2027.

	As of	As of
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Intangible asset	$1,998,421	-
Less: accumulated amortization	-	-
Intangible asset, net	$1,998,421	-

Amortization expense for the six months ended March 31, 2026, and 2025 amounted to nil, and nil, respectively.

Estimated future amortization expense is as follows:

Amortization
Twelve months ending September 30,	expense
Remainder of fiscal 2026	$666,140
Fiscal 2027	1,332,281
Total	$1,998,421